Commitments And Contingent Liabilities (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Nov. 30, 2012	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Royalties expenses			$ 2,976,000	$ 2,524,000	$ 3,012,000
Outstanding buy-back obligations			748,000,000
Filed claims	40,000,000					10,000,000
Recovery seeking from complaint	74,000,000	16,000,000
Lease expenses			16,466,000	17,837,000	15,233,000
Lease agreement period, in years			15 years
Expected lease fee per annum			3,000
Guarantees issued by banks to secure certain advances from customers and performance bonds			1,069,700,000
Amount guaranteed in respect of credit lines granted by banks			7,514,000	7,656,000
Purchase commitments			949,000,000	1,026,000,000
Secure bank and bank guarantees amount			1,069,700,000
Total amount of project			11,500,000
Customer advances and performance guarantees			2,700,000
Accrual contingency liabilities			$ 2,100,000
Elop [Member]
Loss Contingencies [Line Items]
Holding percentage of share capital issued			14.00%
Ownership percentage fully diluted basis			7.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program			5.00%
Maximum amount of royalties paid, percentage			150.00%
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program			2.00%
Maximum amount of royalties paid, percentage			100.00%